Accounts Receivable, Net - Schedule of Changes to the Allowance for Credit Loss (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes to the Allowance for Credit Loss [Abstract]
Balance at the beginning of the year	¥ (1,978,793)
Current period provision	(3,100,973)	(3,481,333)	(5,334,098)
Write-offs	2,066,689	1,502,540	5,334,098
Balance at the end of the year	¥ (3,013,077)	¥ (1,978,793)